DEAN WITTER INTERNATIONAL SMALLCAP FUND  TWO WORLD TRADE CENTER, NEW YORK, NEW
                                         YORK 10048
LETTER TO THE SHAREHOLDERS NOVEMBER 30, 1995

DEAR SHAREHOLDER:

The six-month period ended November 30, 1995 was a volatile one for non-U.S. equities, in sharp contrast to the steady upward movement experienced in the U.S. stock market. The Japanese market in particular saw substantial share price volatility as concerns about poor economic performance, weak government and the financial system gave way to relief as the yen weakened from its high of 80 yen to the U.S. $1 reached in April. Having bottomed out very close to the mid-1992 low, the market rebounded sharply in the third quarter of 1995, although the Daiwa Bank scandal proved a depressant in October. In U.S.-dollar terms, the weakness of the yen masked this market recovery and, from the perspective of a U.S. investor, Japan remained the worst performing major market in the world. The smaller markets of the Far East also remained depressed. Poor sentiment affected all emerging markets during the period, as a result of economic concerns stemming from Latin America, particularly Mexico. However, European stock markets performed well, encouraged by lower interest rates.

SMALL CAPS UNDERPERFORM

Non-U.S. small-capitalization companies continued to underperform during the period, relative to their larger-capitalization counterparts. This underperformance remained fairly uniform across all the regions of the non-U.S. world and, in October, entered its sixth successive calendar quarter.

It remains difficult to explain this poor relative performance on the basis of investment fundamentals. Small companies typically perform well in periods of steady economic expansion and, in 1995, global economic growth, although subdued, was certainly improved from the recessionary period of 1993 to 1994. Interest rates generally declined during the period. Such enhanced liquidity is normally supportive of equities in general, and small companies in particular.

In addition, earnings growth generated by small-cap stocks was typically above the average of larger stocks. The result of superior earnings growth, combined with share price underperformance, is that small companies in all the major regions of the non-U.S. world are currently

DEAN WITTER INTERNATIONAL SMALLCAP FUND
LETTER TO THE SHAREHOLDERS NOVEMBER 30, 1995, CONTINUED

trading at a discount to large-cap stocks in terms of price/earnings valuation. Historically it is not unusual for small companies to be valued more highly than large companies, reflecting their premium growth potential.

PERFORMANCE AND PORTFOLIO HOLDINGS

During the six-month period ended November 30, 1995, Dean Witter International SmallCap Fund produced a total return of 4.92 percent, outperforming its benchmark index, the NatWest Market Small Cap Euro-Pacific Index, which returned -0.36 percent. The Fund also outperformed the large-capitalization Morgan Stanley Capital International Europe, Australia and Far East Index (EAFE) which returned 1.54 percent. Stock selection, particularly in Continental Europe, contributed strongly to the Fund's performance, as did the Fund's strategy of hedging the portfolio's yen exposure back into the U.S. dollar.

The Fund is made up of a geographically diversified portfolio of growth stocks such as Saes Getters of Italy (a leader in vacuum technology for personal computers); Keikert of Germany (a world leader in car locking and security devices); Circle K and Ministop of Japan (convenience store chains); Wolford of Austria (contract manufacturer of ladies hosiery); and Venture Manufacturing of Singapore (manufacturer for companies in the electronics industry).

LOOKING AHEAD

Going forward, Morgan Grenfell, the Fund's sub-advisor, believes non-U.S. equities should perform better over the balance of the Fund's fiscal year and over the long term, with Japan continuing to show signs of improvement. In addition, they currently view the other Far Eastern markets as offering excellent value and believe emerging markets in general are poised to recuperate. These factors, in addition to the world-wide downward trend in interest rates should bode well for global liquidity and the equity markets. They also believe that non-U.S. small-cap stocks are particularly attractive at the present time.

We appreciate your support of Dean Witter International SmallCap Fund and look forward to continuing to serve your investment objectives.

Very truly yours,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER INTERNATIONAL SMALLCAP FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 1995 (UNAUDITED)

  NUMBER OF
    SHARES                                             VALUE
-----------------------------------------------------------------

                COMMON AND PREFERRED STOCKS (98.0%)
                ARGENTINA (0.5%)
                AUTOMOTIVE
        53,333  Ciadea S.A.*....................  $       226,779
                                                  ---------------
                FOOD, BEVERAGE, TOBACCO &
                HOUSEHOLD PRODUCTS
        65,000  Nobleza Piccardo S.A............          253,627
                                                  ---------------

                TOTAL ARGENTINA.................          480,406
                                                  ---------------
                AUSTRALIA (1.5%)
                BUILDING & CONSTRUCTION
       700,000  Macmahon Holdings Ltd...........          343,220
                                                  ---------------
                MANUFACTURING
       230,000  Pacific BBA Ltd.................          475,010
                                                  ---------------
                METALS & MINING
       350,000  QCT Resources Ltd...............          416,024
                                                  ---------------
                RETAIL - FOOD CHAINS
       104,500  Foodland Associated Ltd.........          347,776
                                                  ---------------
                TOTAL AUSTRALIA.................        1,582,030
                                                  ---------------

                AUSTRIA (1.1%)
                CONSUMER PRODUCTS
         5,385  Wolford AG......................          856,692
                                                  ---------------
                ELECTRONIC COMPONENTS
         1,920  Austria Mikro Systeme
                International AG................          337,315
                                                  ---------------

                TOTAL AUSTRIA...................        1,194,007
                                                  ---------------

                BELGIUM (0.4%)
                FOOD, BEVERAGE, TOBACCO &
                HOUSEHOLD PRODUCTS
         4,050  Quick Restaurants S.A...........          389,842
                                                  ---------------
                DENMARK (1.0%)
                MANUFACTURING
         7,330  Oticon Holding AS...............          766,840
                                                  ---------------
                MULTI-INDUSTRY
         3,430  Martin Gruppen..................          177,581
         2,880  Martin Gruppen (New)............          149,106
                                                  ---------------
                                                          326,687
                                                  ---------------
                TOTAL DENMARK...................        1,093,527
                                                  ---------------

  NUMBER OF
    SHARES                                             VALUE
-----------------------------------------------------------------

                FINLAND (0.3%)
                TELECOMMUNICATIONS
        11,390  Benefon Oy......................  $       280,907
                                                  ---------------

                FRANCE (3.6%)
                AUTO PARTS
         4,000  Bertrand Faure..................          108,065
         3,236  MGI Coutier.....................          128,870
         3,983  Sylea...........................          305,281
                                                  ---------------
                                                          542,216
                                                  ---------------
                COMMERCIAL SERVICES
         4,860  Assystem........................          349,644
                                                  ---------------
                CONSUMER PRODUCTS
         3,000  Hermes International............          525,315
                                                  ---------------
                ELECTRONICS
         2,700  CIPE France S.A.................          148,535
                                                  ---------------
                FINANCIAL SERVICES
         1,250  But S.A.........................          285,171
         2,534  Union Financiere de Banque
                S.A.............................          211,970
                                                  ---------------
                                                          497,141
                                                  ---------------
                FOOD, BEVERAGE, TOBACCO &
                HOUSEHOLD PRODUCTS
         2,569  Brioche Pasquier S.A............          321,318
                                                  ---------------
                OFFICE EQUIPMENT
         6,369  Airfeu S.A......................          262,560
         4,965  Guilbert S.A....................          564,363
                                                  ---------------
                                                          826,923
                                                  ---------------
                PUBLISHING
            22  Filipacchi Medias...............            3,214
                                                  ---------------
                RETAIL - SPECIALTY
         3,360  Grand Optical Photoservice......          337,547
                                                  ---------------
                TEXTILES
         2,742  Deveaux S.A.....................          211,809
                                                  ---------------

                TOTAL FRANCE....................        3,763,662
                                                  ---------------

                GERMANY (7.5%)
                AUTO PARTS - ORIGINAL EQUIPMENT
        17,250  Kiekert AG......................        1,025,224
                                                  ---------------
                BUILDING MATERIALS
         1,418  Sto AG (Pref.)..................          759,468
         2,556  Villeroy & Boch AG (Pref.)......          399,209
                                                  ---------------
                                                        1,158,677
                                                  ---------------
                DISTRIBUTION
           720  Hach AG (Pref.).................          320,940
                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INTERNATIONAL SMALLCAP FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 1995 (UNAUDITED) CONTINUED

  NUMBER OF
    SHARES                                             VALUE
-----------------------------------------------------------------
                FOOD, BEVERAGE, TOBACCO &
                HOUSEHOLD PRODUCTS
        22,840  Berentzen-Gruppe AG (Pref.).....  $       639,267
                                                  ---------------
                INSURANCE BROKERS
           445  Marschollek, Lautenschlaeger &
                Partner AG......................          302,920
                                                  ---------------
                MEDICAL SERVICES
        10,368  Rhoen-Klinikum AG (Pref.).......          788,169
                                                  ---------------
                MULTI-INDUSTRY
           487  Hugo Boss AG (Pref.)............          395,456
                                                  ---------------
                PHOTOGRAPHY
         2,180  Cewe Color Holding AG...........          662,889
                                                  ---------------
                RETAIL - SPECIALTY
        12,500  Fielmann AG (Pref.).............          650,484
         1,408  Moebel Walther AG...............          520,581
                                                  ---------------
                                                        1,171,065
                                                  ---------------
                TEXTILES
           936  Jil Sander AG (Pref.)...........          769,758
         2,352  Stoehr & Co. AG.................          242,189
                                                  ---------------
                                                        1,011,947
                                                  ---------------
                TEXTILES - APPAREL MANUFACTURERS
         1,909  Puma AG (Pref.)*................          468,345
                                                  ---------------
                TOTAL GERMANY...................        7,944,899
                                                  ---------------
                HONG KONG (2.0%)
                AEROSPACE & DEFENSE
        40,000  Hong Kong Aircraft Engineering
                Co. Ltd.........................          106,793
                                                  ---------------
                BANKS - COMMERCIAL
       150,000  Liu Chong Hing Bank Ltd.........          178,419
        40,000  Wing Hang Bank Ltd..............          132,909
                                                  ---------------
                                                          311,328
                                                  ---------------
                ELECTRONICS & ELECTRICAL
       101,000  ASM Pacific Technology..........           86,184
       604,000  Gold Peak Industries............          275,270
                                                  ---------------
                                                          361,454
                                                  ---------------
                HOTELS/MOTELS
       300,000  Grand Hotel Holdings Ltd.
                (Series A)......................          111,512
     1,050,000  Regal Hotels International......          232,139
                                                  ---------------
                                                          343,651
                                                  ---------------
                LODGING
       200,000  Harbour Centre Development......          212,034
                                                  ---------------

  NUMBER OF
    SHARES                                             VALUE
-----------------------------------------------------------------
                MACHINERY & MACHINE TOOLS
       300,000  Chen Hsong Holdings.............  $       157,086
                                                  ---------------
                MULTI-INDUSTRY
       372,000  TVE Holdings Ltd................          107,013
                                                  ---------------
                REAL ESTATE
       200,000  China Resources Enterprise
                Ltd.............................           87,270
       500,000  Hon Kwok Land Investment........          151,915
                                                  ---------------
                                                          239,185
                                                  ---------------
                TEXTILES
       150,000  Winsor Industrial Corp. Ltd.....          133,814
                                                  ---------------
                TRANSPORTATION
        50,000  Kowloon Motor Bus Co. Ltd.......           82,099
                                                  ---------------
                WHOLESALE DISTRIBUTOR
       275,000  Four Seas Mercantile Holdings
                Ltd.............................           83,553
                                                  ---------------

                TOTAL HONG KONG.................        2,138,010
                                                  ---------------

                INDONESIA (0.9%)
                BANKS - COMMERCIAL
        50,000  PT Bank Niaga...................           89,794
                                                  ---------------
                CHEMICALS
        60,000  PT Aneka Kimia Raya.............          141,919
        27,500  PT Trias Sentosa................           53,000
                                                  ---------------
                                                          194,919
                                                  ---------------
                DISTRIBUTION
        30,000  PT Wicaksana Overseas
                International*..................           78,844
                                                  ---------------
                ENGINEERING & CONSTRUCTION
        50,000  PT Bukaka Teknik Utama..........           61,323
                                                  ---------------
                FOOD, BEVERAGE, TOBACCO &
                HOUSEHOLD PRODUCTS
       142,000  PT Fast Food Indonesia..........          130,618
                                                  ---------------
                MACHINERY & MACHINE TOOLS
        80,000  PT United Tractors..............          145,423
                                                  ---------------
                PHARMACEUTICALS
        95,000  PT Enseval Putera Megatrading...           57,216
                                                  ---------------
                WHOLESALE DISTRIBUTOR
        60,500  PT Tigaraksa Satria.............          196,102
                                                  ---------------

                TOTAL INDONESIA.................          954,239
                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INTERNATIONAL SMALLCAP FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 1995 (UNAUDITED) CONTINUED

  NUMBER OF
    SHARES                                             VALUE
-----------------------------------------------------------------

                ITALY (4.3%)
                ELECTRONICS & ELECTRICAL
        76,000  Gewiss SpA......................  $       953,119
                                                  ---------------
                MACHINERY & MACHINE TOOLS
        84,500  Industria Macchine Automatic....          569,764
                                                  ---------------
                MANUFACTURING
        12,852  Industrie Natuzzi SpA (ADR).....          555,849
        30,000  Saes Getters Di Risp (ADR)......          233,620
        33,000  Saes Getters SpA................          557,310
                                                  ---------------
                                                        1,346,779
                                                  ---------------
                MEDICAL PRODUCTS & SUPPLIES
        35,890  De Rigo SpA (ADR)...............          762,663
                                                  ---------------
                RETAIL
        25,000  Gucci Group NV..................          879,629
                                                  ---------------

                TOTAL ITALY.....................        4,511,954
                                                  ---------------
                JAPAN (41.6%)
                AUTO RELATED
        60,000  Mitsuba Electric Mfg. Co........          616,921
                                                  ---------------
                BUILDING & CONSTRUCTION
        15,500  Higashi Nihon House.............          209,459
        50,000  Ichiken Co., Ltd................          472,483
        40,000  Kaneshita Construction..........          509,205
        50,000  Takada Kiko.....................          467,587
        35,000  Tohoku Misawa Homes Co..........          411,281
                                                  ---------------
                                                        2,070,015
                                                  ---------------
                BUILDING MATERIALS
        16,000  Maezawa Kaisei Industries.......          609,479
        28,000  Oriental Construction Co........          600,470
                                                  ---------------
                                                        1,209,949
                                                  ---------------
                BUSINESS SERVICES
        25,000  Chuo Warehouse..................          283,980
        20,000  Nippon Kanzai...................          577,752
        40,000  Tanseisha.......................          411,281
                                                  ---------------
                                                        1,273,013
                                                  ---------------
                CHEMICALS
        13,000  SK Kaken Co., Ltd...............          254,602
                                                  ---------------
                COMMERCIAL SERVICES
        15,000  Nichii Gakkan Co................          663,925
                                                  ---------------
                COMPUTERS
        14,000  Enix Corp.......................          526,439
         9,000  I-O Data Device, Inc............          665,394
         8,000  Mars Engineering Corp...........          575,793
                                                  ---------------
                                                        1,767,626
                                                  ---------------

  NUMBER OF
    SHARES                                             VALUE
-----------------------------------------------------------------
                COMPUTERS - SYSTEMS
        20,000  Daiwabo Information Systems
                Co..............................  $       548,374
        25,000  Japan Digital Laboratory........          501,861
        25,300  TKC Corp........................          644,144
                                                  ---------------
                                                        1,694,379
                                                  ---------------
                ELECTRICAL EQUIPMENT
        45,000  Alpine Electronics Inc..........          709,459
        40,000  Tokin Corp......................          599,295
                                                  ---------------
                                                        1,308,754
                                                  ---------------
                ELECTRONIC & ELECTRICAL EQUIPMENT
        20,000  Aiwa Co.........................          423,032
        30,000  Mitsui High-Tec.................          816,686
        45,000  Mitsumi Electric Co. Ltd........        1,097,238
        20,000  Nihon Dempa Kogyo...............          466,118
        45,000  Nitto Electric Works............          656,580
                                                  ---------------
                                                        3,459,654
                                                  ---------------
                ELECTRONICS
        25,000  Ryoyo Electro Corp..............          582,648
        14,000  Shinko Electric Industries......          573,051
                                                  ---------------
                                                        1,155,699
                                                  ---------------
                ELECTRONICS & ELECTRICAL
        20,000  Fujitsu Business Systems........          499,412
                                                  ---------------
                ELECTRONICS - SEMICONDUCTORS
            15  Nippon Steel Semiconductor......          509,694
                                                  ---------------
                ENGINEERING & CONSTRUCTION
        20,000  Japan Industrial Land
                Development.....................          744,222
                                                  ---------------
                ENTERTAINMENT
        15,200  H.I.S. Co. Ltd..................          641,520
                                                  ---------------
                FINANCIAL SERVICES
        13,000  Nissin Co., Ltd.................          598,316
         9,000  Sanyo Shinpan Finance Co.,
                Ltd.............................          659,224
        15,000  Shinki Co. Ltd..................          521,445
                                                  ---------------
                                                        1,778,985
                                                  ---------------
                FOOD, BEVERAGE, TOBACCO &
                HOUSEHOLD PRODUCTS
         9,000  Plenus Co., Ltd.................          382,491
        40,000  Stamina Foods...................          493,537
        16,000  Yonkyu Co., Ltd.................          360,360
            45  Yoshinoya D & C Co., Ltd........          749,119
        22,000  Yukiguni Maitake Co., Ltd.......          441,637
                                                  ---------------
                                                        2,427,144
                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INTERNATIONAL SMALLCAP FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 1995 (UNAUDITED) CONTINUED

  NUMBER OF
    SHARES                                             VALUE
-----------------------------------------------------------------
                FOREST PRODUCTS, PAPER & PACKAGING
        65,000  Daishowa Paper Manufacturing Co.
                Ltd.............................  $       528,300
                                                  ---------------
                HEALTH & PERSONAL CARE
        30,000  Kawasumi Laboratories, Inc......          349,589
                                                  ---------------
                HOUSEHOLD FURNISHINGS & APPLIANCES
         7,000  Beltecno Corp...................           80,200
                                                  ---------------
                LEISURE TIME
        21,000  Honma Golf Co. Ltd..............          487,368
                                                  ---------------
                MACHINERY & MACHINE TOOLS
        60,000  Aichi Corp......................          500,000
        23,000  Fuji Machine Manufacturing
                Co..............................          862,612
        95,000  Nippon Thompson Co..............          823,296
        85,000  OSG Corp........................          565,168
         6,000  Ricoh Elemex....................           81,081
        33,000  Sansei Yusoki Co., Ltd..........          403,937
        70,000  Sintokogio......................          521,641
                                                  ---------------
                                                        3,757,735
                                                  ---------------
                MANUFACTURED HOUSING
        40,000  Mitsui Home Co., Ltd............          591,461
                                                  ---------------
                MANUFACTURING
        65,000  Bridgestone Metalpha Corp.......          693,792
        70,000  Itoki Crebio Corp...............          524,383
        40,000  Juken Sangyo....................          434,783
        30,000  Nichiha Corp....................          534,665
                                                  ---------------
                                                        2,187,623
                                                  ---------------
                MEDICAL SUPPLIES
         8,000  Paramount Bed Co................          571,876
                                                  ---------------
                MISCELLANEOUS
        16,300  Maruco Co., Ltd.................        1,000,792
        20,000  Misumi Corp.....................          718,762
        11,000  Yagi Corp.......................          123,874
                                                  ---------------
                                                        1,843,428
                                                  ---------------
                MULTI-INDUSTRY
        28,800  Trusco Nakayama Corp............          589,424
        30,000  Yamae Hisano....................          311,398
                                                  ---------------
                                                          900,822
                                                  ---------------
                PHARMACEUTICALS
        20,000  Santen Pharmaceutical Co........          440,658
        10,000  Towa Pharmaceutical Co., Ltd....          391,696
                                                  ---------------
                                                          832,354
                                                  ---------------

  NUMBER OF
    SHARES                                             VALUE
-----------------------------------------------------------------
                REAL ESTATE
        55,000  Cesar Co........................  $       419,555
        45,000  Chubu Sekiwa Real Estate,
                Ltd.............................          608,108
        34,000  Fuso Lexel, Inc.................          249,706
        35,000  Kansai Sekiwa Real Estate.......          596,357
        55,000  Sekiwa Real Estate..............          452,409
                                                  ---------------
                                                        2,326,135
                                                  ---------------
                RETAIL
        25,000  Arcland Sakamoto................          357,423
        15,000  Belluna Co., Ltd................          249,706
        12,000  Fast Retailing Co., Ltd.........          611,046
        25,000  Izumi Co., Ltd..................          511,653
        25,000  Ministop Co., Ltd...............          616,921
        20,000  Shimachu Co., Ltd...............          532,707
        20,000  Xebio Co. Ltd...................          693,302
                                                  ---------------
                                                        3,572,758
                                                  ---------------
                RETAIL - DRUG STORES
        18,500  Seijo Corp......................          525,362
                                                  ---------------
                RETAIL - GENERAL MERCHANDISE
        18,000  Circle K Japan Co. Ltd..........          766,745
         9,000  Ryohin Keikaku Co. Ltd..........          652,174
                                                  ---------------
                                                        1,418,919
                                                  ---------------
                RETAIL - SPECIALTY
        23,000  Paris Miki Inc..................          777,027
                                                  ---------------
                TRANSPORTATION
        10,000  Kanto Seino Transportation......          293,772
                                                  ---------------
                WHOLESALE DISTRIBUTOR
        10,000  Satori Electric Co. Ltd.........          484,724
        35,000  Wakita & Co.....................          462,691
                                                  ---------------
                                                          947,415
                                                  ---------------

                TOTAL JAPAN.....................       44,067,658
                                                  ---------------

                MALAYSIA (1.9%)
                AUTOMOTIVE
        50,000  Cycle & Carriage Bintang
                Berhad..........................          228,635
                                                  ---------------
                BANKS - COMMERCIAL
       100,000  Hock Hua Bank Berhad............          285,793
                                                  ---------------
                BUILDING & CONSTRUCTION
        60,000  Muhibbah Engineering Berhad.....          199,858
                                                  ---------------
                CHEMICALS
        95,000  Nylex Berhad....................          284,611
                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INTERNATIONAL SMALLCAP FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 1995 (UNAUDITED) CONTINUED

  NUMBER OF
    SHARES                                             VALUE
-----------------------------------------------------------------
                FINANCIAL SERVICES
        73,333  Arab Malaysian Finance Berhad...  $       251,497
        80,000  Public Finance Berhad...........          146,957
                                                  ---------------
                                                          398,454
                                                  ---------------
                MANUFACTURING
        40,000  George Kent Berhad..............           73,478
                                                  ---------------
                REAL ESTATE
        68,000  IOI Properties Berhad...........          148,770
        70,000  Shah Alam Properties Berhad.....          165,563
                                                  ---------------
                                                          314,333
                                                  ---------------
                TOBACCO
       100,000  RJ Reynolds Berhad..............          226,664
                                                  ---------------
                TOTAL MALAYSIA..................        2,011,826
                                                  ---------------

                MEXICO (1.1%)
                BANKS - COMMERCIAL
        25,000  Grupo Financiero GBM Atlantico
                S.A. (GDS)*.....................           81,250
                                                  ---------------
                ENERGY TECHNOLOGY & EQUIPMENT
        45,000  Tubos de Acero de Mexico
                (ADR)*..........................          315,000
                                                  ---------------
                INDUSTRIALS
        25,000  Grupo Industrial Saltillo S.A.
                de C.V. (Series A)..............          325,798
                                                  ---------------
                TRANSPORTATION
        60,000  Transportacion Maritima Mexicana
                S.A. de C.V. (ADR)..............          457,500
                                                  ---------------
                TOTAL MEXICO....................        1,179,548
                                                  ---------------
                NETHERLANDS (1.4%)
                BUILDING MATERIALS
        13,486  Koninklijke Sphinx..............          248,076
                                                  ---------------
                BUSINESS SERVICES
         7,200  Randstad Holdings NV............          301,778
                                                  ---------------
                ELECTRONICS & ELECTRICAL
         2,219  Otra NV.........................          383,531
                                                  ---------------
                HARDWARE & TOOLS
         6,000  Aalberts Industries NV..........          342,593
                                                  ---------------
                PHARMACEUTICALS
         9,540  OPG Apotheker Coop UA...........          220,833
                                                  ---------------
                TOTAL NETHERLANDS...............        1,496,811
                                                  ---------------

  NUMBER OF
    SHARES                                             VALUE
-----------------------------------------------------------------

                NEW ZEALAND (0.1%)
                CHEMICALS
        50,000  Fernz Corp. Ltd.................  $       146,858
                                                  ---------------

                NORWAY (4.6%)
                COMMERCIAL SERVICES
        30,100  Sysdeco Group AS................          676,011
                                                  ---------------
                ELECTRONICS & ELECTRICAL
        77,900  Sensonor AS.....................          581,142
                                                  ---------------
                ENERGY TECHNOLOGY & EQUIPMENT
        66,000  Tomra Systems AS................          491,331
                                                  ---------------
                MISCELLANEOUS
        14,810  Hitec AS........................          281,444
        16,750  Multisoft AS....................          368,294
                                                  ---------------
                                                          649,738
                                                  ---------------
                OIL RELATED
        23,000  Transocean Drilling AS..........          397,349
                                                  ---------------
                RETAIL - SPECIALTY
        38,510  System Etikettering AS..........          749,975
                                                  ---------------
                TELECOMMUNICATION EQUIPMENT
        10,000  Tandberg AS.....................          115,435
        11,500  Tandberg AS (New)...............          132,751
                                                  ---------------
                                                          248,186
                                                  ---------------
                TELECOMMUNICATIONS
        17,427  Nera AS.........................          558,347
                                                  ---------------
                TRANSPORTATION
        12,900  Storli AS.......................          202,601
                                                  ---------------
                TRANSPORTATION - SHIPPING
        38,325  Awilco AS (Series B)............          364,157
                                                  ---------------

                TOTAL NORWAY....................        4,918,837
                                                  ---------------

                PHILIPPINES (0.2%)
                BANKS - COMMERCIAL
        14,000  Union Bank of Philippines.......           14,982
                                                  ---------------
                BUILDING MATERIALS
        10,036  Bacnotan Consolidated
                Industries......................           55,617
                                                  ---------------
                CONGLOMERATES
        48,079  First Philippine Holdings Corp.
                (B Shares)......................           95,552
                                                  ---------------
                REAL ESTATE
       200,000  Belle Corp......................           27,518
                                                  ---------------

                TOTAL PHILIPPINES...............          193,669
                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INTERNATIONAL SMALLCAP FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 1995 (UNAUDITED) CONTINUED

  NUMBER OF
    SHARES                                             VALUE
-----------------------------------------------------------------

                SINGAPORE (1.7%)
                COMPUTER SERVICES
       130,000  Flextech Holdings Ltd...........  $       101,368
                                                  ---------------
                COMPUTERS
        75,000  CSA Holding, Ltd................           71,241
                                                  ---------------
                ELECTRONICS & ELECTRICAL
       110,000  Venture Manufacturing, Ltd......          336,854
                                                  ---------------
                ENGINEERING & CONSTRUCTION
        40,000  Jurong Engineering, Ltd.........          208,407
                                                  ---------------
                FINANCIAL SERVICES
       130,000  ST Capital Ltd..................          159,424
                                                  ---------------
                HOUSEHOLD FURNISHINGS & APPLIANCES
       250,000  Courts Ltd......................          357,978
                                                  ---------------
                METALS & MINING
       120,000  Amtek Engineering, Ltd..........          157,369
       100,000  Seksun Precision Engineering
                Ltd.............................           80,102
                                                  ---------------
                                                          237,471
                                                  ---------------
                PHARMACEUTICALS
        40,000  Tiger Medicals Ltd..............           60,963
                                                  ---------------
                SHIPBUILDING
       100,000  Singapore Technologies
                Shipbuilding & Engineering
                Ltd.............................          226,838
                                                  ---------------
                TRANSPORTATION
        80,000  Comfort Group Ltd...............           64,082
                                                  ---------------

                TOTAL SINGAPORE.................        1,824,626
                                                  ---------------
                SPAIN (0.9%)
                BUILDING MATERIALS
        25,000  Energia e Industrias Aragonesas
                S.A.............................          126,650
                                                  ---------------
                FOREST & PAPER PRODUCTS
        12,900  Empresa Nacional de Celulosas
                S.A.............................          220,142
                                                  ---------------
                RETAIL
        21,000  Cortefiel S.A...................          573,733
                                                  ---------------
                TOTAL SPAIN.....................          920,525
                                                  ---------------

  NUMBER OF
    SHARES                                             VALUE
-----------------------------------------------------------------

                SWEDEN (3.7%)
                AUTOMOTIVE
           370  Opcon - 144A**..................  $       324,740
                                                  ---------------
                ELECTRICAL EQUIPMENT
        12,400  Allgon AB (B Shares)............          204,414
                                                  ---------------
                ELECTRONIC & ELECTRICAL EQUIPMENT
        19,500  Kanthal Hoganas AB (Series B)...          303,599
                                                  ---------------
                MANUFACTURING
        21,520  SinterCast AB (A Shares)........        1,313,917
                                                  ---------------
                METALS & MINING
        13,290  Hoganas AB......................          385,429
                                                  ---------------
                MISCELLANEOUS
        30,568  Assa Abloy AB (Series B)........          235,627
        25,000  Kalmar Industries AB............          396,862
                                                  ---------------
                                                          632,489
                                                  ---------------
                PHARMACEUTICALS
        18,000  Elekta Instrument (Series B)....          788,534
                                                  ---------------

                TOTAL SWEDEN....................        3,953,122
                                                  ---------------

                SWITZERLAND (1.3%)
                HOUSEHOLD FURNISHINGS & APPLIANCES
         1,604  Fust SA AG......................          395,208
                                                  ---------------
                MACHINERY & MACHINE TOOLS
           172  Bossard Holding AG..............          312,727
                                                  ---------------
                MISCELLANEOUS
         1,295  Kardex AG.......................          330,076
           343  Zehnder Holdings................          174,851
                                                  ---------------
                                                          504,927
                                                  ---------------
                PUBLISHING
           850  Edipresse S.A...................          210,153
                                                  ---------------

                TOTAL SWITZERLAND...............        1,423,015
                                                  ---------------

                THAILAND (0.4%)
                ELECTRONICS & ELECTRICAL
        30,000  KCE Electronics Co., Ltd........          100,159
                                                  ---------------
                HOUSEHOLD PRODUCTS
        20,000  Srithai Superware Co. Ltd.......          135,135
                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INTERNATIONAL SMALLCAP FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 1995 (UNAUDITED) CONTINUED

  NUMBER OF
    SHARES                                             VALUE
-----------------------------------------------------------------
                RETAIL
        36,000  Robinson Department Store.......  $        66,176
                                                  ---------------
                TRANSPORTATION - SHIPPING
         7,000  Regional Container Line Public
                Co., Ltd........................           80,684
                                                  ---------------
                TOTAL THAILAND..................          382,154
                                                  ---------------
                UNITED KINGDOM (15.9%)
                ADVERTISING
       300,000  Shandwick PLC...................          165,654
                                                  ---------------
                AUTO PARTS - ORIGINAL EQUIPMENT
        20,000  Avon Rubber PLC.................          159,380
       100,000  BBA Group PLC...................          426,801
        33,500  Laird Group PLC.................          206,895
                                                  ---------------
                                                          793,076
                                                  ---------------
                BUILDING & CONSTRUCTION
        75,000  Barratt Developments PLC........          255,161
                                                  ---------------
                BUILDING MATERIALS
       110,000  Hepworth PLC....................          525,111
       340,000  Ibstock PLC.....................          343,893
       255,000  Rugby Group PLC.................          418,143
        60,000  SIG PLC.........................          196,773
                                                  ---------------
                                                        1,483,920
                                                  ---------------
                CHEMICALS
        90,000  Albright & Wilson PLC...........          216,542
                                                  ---------------
                COMPUTER SERVICES
       170,000  ISA International PLC...........          389,485
                                                  ---------------
                CONTAINERS
        11,764  British Polythene Industries....          117,184
                                                  ---------------
                CONTAINERS - PAPER
        60,000  David S. Smith PLC..............          248,265
                                                  ---------------
                DISTRIBUTION
        13,000  Tibbett and Britten Group PLC...           81,085
                                                  ---------------
                ELECTRONIC & ELECTRICAL EQUIPMENT
        56,000  Diploma PLC.....................          373,317
        50,000  Fairey Group PLC................          399,216
                                                  ---------------
                                                          772,533
                                                  ---------------
                ENTERTAINMENT
        47,500  London Clubs International
                PLC.............................          308,646
                                                  ---------------

  NUMBER OF
    SHARES                                             VALUE
-----------------------------------------------------------------
                FINANCIAL SERVICES
        90,000  MAI PLC.........................  $       466,187
                                                  ---------------
                FOOD PROCESSING
        95,000  Devro International PLC.........          343,587
                                                  ---------------
                HEALTH & PERSONAL CARE
        35,000  Community Hospitals Group PLC...          134,094
                                                  ---------------
                HOTELS/MOTELS
       250,000  Stakis PLC......................          317,994
                                                  ---------------
                HOUSEHOLD FURNISHINGS & APPLIANCES
       145,000  MFI Furniture PLC...............          346,652
       188,400  Walker Greenbank PLC............          243,971
                                                  ---------------
                                                          590,623
                                                  ---------------
                INDUSTRIALS
       120,000  Staveley Industries PLC.........          384,351
                                                  ---------------
                INSURANCE
        10,000  Domestic & General Group PLC....          220,680
                                                  ---------------
                LODGING
        40,800  Greenalls Group PLC.............          335,139
                                                  ---------------
                MACHINERY & MACHINE TOOLS
        50,000  Crabtree Group PLC..............          293,474
       170,500  Metalrax Group PLC..............          280,888
        60,000  Spirax-Sarco Engineering PLC....          556,298
                                                  ---------------
                                                        1,130,660
                                                  ---------------
                MANUFACTURING
        45,000  Bluebird Toys PLC...............          226,197
        75,000  Bunzl PLC.......................          204,589
        50,000  Glynwed International PLC.......          236,005
        66,666  Halma PLC.......................          173,682
        54,000  IMI PLC.........................          259,851
       103,750  Protean PLC.....................          381,593
       165,000  Vickers PLC.....................          683,993
        60,000  Vitec Group PLC.................          633,536
                                                  ---------------
                                                        2,799,446
                                                  ---------------
                MISCELLANEOUS
        80,000  Christies International PLC.....          247,652
                                                  ---------------
                OIL RELATED
        35,000  Charter PLC.....................          423,736
                                                  ---------------
                PHARMACEUTICALS
        18,000  Amersham International PLC......          249,368
                                                  ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INTERNATIONAL SMALLCAP FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 1995 (UNAUDITED) CONTINUED

  NUMBER OF
    SHARES                                             VALUE
-----------------------------------------------------------------
                PUBLISHING
        29,800  Daily Mail & General Trust......  $       529,755
                                                  ---------------
                REAL ESTATE
        70,000  Bradford Property Trust PLC.....          197,386
       120,000  Capital Shopping Centers PLC....          380,673
        63,000  Great Portland Estates PLC......          161,234
        40,000  Helical Bar PLC.................          196,160
                                                  ---------------
                                                          935,453
                                                  ---------------
                RESTAURANTS
       130,000  City Centre Restaurants PLC.....          190,260
                                                  ---------------
                RETAIL
       100,000  Goldsmiths Group................          318,760
                                                  ---------------
                RETAIL - SPECIALTY
       117,500  Cowie Group PLC.................          499,691
        20,000  Pendragon PLC...................           82,755
                                                  ---------------
                                                          582,446
                                                  ---------------
                TELECOMMUNICATIONS
        42,500  Security Services PLC...........          605,069
                                                  ---------------
                TEXTILES
        57,500  Courtlaulds Textiles PLC........          367,015
                                                  ---------------
                TRANSPORTATION
       171,207  Firstbus PLC....................          369,948
                                                  ---------------
                WHOLESALE DISTRIBUTOR
        75,000  Chemring Group PLC..............          431,016
                                                  ---------------

                TOTAL UNITED KINGDOM............       16,804,790
                                                  ---------------

                UNITED STATES (0.1%)
                COMPUTERS
        11,990  Pixtech, Inc....................          118,401
                                                  ---------------

                TOTAL COMMON AND PREFERRED
                STOCKS
                (IDENTIFIED COST
                $107,451,186)...................      103,775,323
                                                  ---------------

   CURRENCY             EXPIRATION DATE/
    AMOUNT               EXERCISE PRICE                VALUE
-----------------------------------------------------------------

                PURCHASED PUT OPTIONS ON FOREIGN CURRENCY (0.8%)
   Y 3,770,625  October 10, 1995/Y 100.55.......  $       757,500
    FRF 15,565  May 4, 1996/FRF 4.864...........          113,600
                                                  ---------------

                TOTAL PURCHASED PUT OPTIONS ON
                FOREIGN CURRENCY
                (IDENTIFIED COST $1,089,890)....          871,100
                                                  ---------------

TOTAL INVESTMENTS
(IDENTIFIED COST
$108,541,076) (A)...........       98.8%   104,646,423

OTHER ASSETS IN EXCESS OF
LIABILITIES.................        1.2      1,254,661
                                  -----   ------------

NET ASSETS..................      100.0%  $105,901,084
                                  -----   ------------
                                  -----   ------------

---------------------
ADR  American Depository Receipt.
GDS  Global Depository Shares.
 *   Non-income producing security.
**   Resale is restricted to qualified institutional investors.
(a) The aggregate cost for federal income tax purposes is $108,821,156; the aggregate gross unrealized appreciation is $9,279,178 and the aggregate gross unrealized depreciation is $13,453,911, resulting in net unrealized depreciation of $4,174,733.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT NOVEMBER 30, 1995:

                                                       UNREALIZED
     CONTRACTS           IN EXCHANGE      DELIVERY   APPRECIATION/
    TO DELIVER               FOR            DATE     (DEPRECIATION)
-------------------------------------------------------------------
        NZD 274,183        $     179,590  12/04/95   $        631
       $    326,755        SEK 2,127,500  12/04/95         (2,015)
                                                          -------
      Net unrealized depreciation..................  $     (1,384)
                                                          -------
                                                          -------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INTERNATIONAL SMALLCAP FUND
SUMMARY OF INVESTMENTS NOVEMBER 30, 1995 (UNAUDITED)

                                                                  PERCENT OF
INDUSTRY                                          VALUE           NET ASSETS
-------------------------------------------------------------------------------
Advertising...............................  $          165,654           0.2%
Aerospace & Defense.......................             106,793           0.1
Auto Parts................................             542,216           0.5
Auto Parts - Original Equipment...........           1,818,300           1.7
Auto Related..............................             616,921           0.6
Automotive................................             780,154           0.7
Banks - Commercial........................             783,147           0.7
Building & Construction...................           2,868,254           2.7
Building Materials........................           4,282,889           4.0
Business Services.........................           1,574,791           1.5
Chemicals.................................           1,097,532           1.0
Commercial Services.......................           1,689,580           1.6
Computer Services.........................             490,853           0.5
Computers.................................           1,957,268           1.8
Computers - Systems.......................           1,694,379           1.6
Conglomerates.............................              95,552           0.1
Consumer Products.........................           1,382,007           1.3
Containers................................             117,184           0.1
Containers - Paper........................             248,265           0.2
Distribution..............................             480,869           0.5
Electrical Equipment......................           1,513,168           1.4
Electronic & Electrical Equipment.........           4,535,786           4.3
Electronic Components.....................             337,315           0.3
Electronics...............................           1,304,234           1.2
Electronics & Electrical..................           3,215,671           3.0
Electronics - Semiconductors..............             509,694           0.5
Energy Technology & Equipment.............             806,331           0.8
Engineering & Construction................           1,013,952           1.0
Entertainment.............................             950,166           0.9
Financial Services........................           3,300,191           3.2
Food Processing...........................             343,587           0.3
Food, Beverage, Tobacco & Household
  Products................................           4,161,816           3.9
Foreign Currency Put Options..............             871,100           0.8
Forest & Paper Products...................             220,142           0.2
Forest Products, Paper & Packaging........             528,300           0.5
Hardware & Tools..........................             342,593           0.3
Health & Personal Care....................             483,683           0.5
Hotels/Motels.............................             661,645           0.6
Household Furnishings & Appliances........           1,424,009           1.4
Household Products........................             135,135           0.1
Industrials...............................             710,149           0.7

                                                                  PERCENT OF
INDUSTRY                                          VALUE           NET ASSETS
-------------------------------------------------------------------------------
Insurance.................................  $          220,680           0.2%
Insurance Brokers.........................             302,920           0.3
Leisure Time..............................             487,368           0.5
Lodging...................................             547,173           0.5
Machinery & Machine Tools.................           6,073,395           5.7
Manufactured Housing......................             591,461           0.6
Manufacturing.............................           8,963,093           8.5
Medical Products & Supplies...............             762,663           0.7
Medical Services..........................             788,169           0.7
Medical Supplies..........................             571,876           0.5
Metals & Mining...........................           1,038,924           1.0
Miscellaneous.............................           3,878,234           3.7
Multi-Industry............................           1,729,978           1.7
Office Equipment..........................             826,923           0.8
Oil Related...............................             821,085           0.8
Pharmaceuticals...........................           2,209,268           2.1
Photography...............................             662,889           0.6
Publishing................................             743,122           0.7
Real Estate...............................           3,842,624           3.6
Restaurants...............................             190,260           0.2
Retail....................................           5,411,056           5.2
Retail - Drug Stores......................             525,362           0.5
Retail - Food Chains......................             347,776           0.3
Retail - General Merchandise..............           1,418,919           1.3
Retail - Specialty........................           3,618,060           3.4
Shipbuilding..............................             226,838           0.2
Telecommunication Equipment...............             248,186           0.2
Telecommunications........................           1,444,323           1.4
Textiles..................................           1,724,585           1.6
Textiles - Apparel Manufacturers..........             468,345           0.4
Tobacco...................................             226,664           0.2
Transportation............................           1,470,002           1.4
Transportation - Shipping.................             444,841           0.4
Wholesale Distributor.....................           1,658,086           1.6
                                            ------------------           ---
                                            $      104,646,423          98.8%
                                            ------------------           ---
                                            ------------------           ---

                                                                  PERCENT OF
TYPE OF INVESTMENT                                VALUE           NET ASSETS
-------------------------------------------------------------------------------
Common Stocks.............................  $       98,584,227          93.1%
Foreign Currency Put Options..............             871,100           0.8
Preferred Stocks..........................           5,191,096           4.9
                                            ------------------           ---
                                            $      104,646,423          98.8%
                                            ------------------           ---
                                            ------------------           ---

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INTERNATIONAL SMALLCAP FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1995 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (identified cost $108,541,076)............................  $104,646,423
Receivable for:
    Investments sold........................................     1,915,148
    Shares of beneficial interest sold......................       470,795
    Dividends...............................................       110,535
    Foreign withholding taxes reclaimed.....................        53,717
    Interest................................................         3,078
Deferred organizational expenses............................       126,146
Prepaid expenses and other assets...........................       162,356
                                                              ------------

     TOTAL ASSETS...........................................   107,488,198
                                                              ------------

LIABILITIES:
Payable for:
    Investments purchased...................................     1,072,841
    Shares of beneficial interest repurchased...............       138,182
    Investment management fee...............................       109,307
    Plan of distribution fee................................        87,445
Accrued expenses and other payables.........................       179,339
                                                              ------------

     TOTAL LIABILITIES......................................     1,587,114
                                                              ------------

NET ASSETS:
Paid-in-capital.............................................   115,719,644
Net unrealized depreciation.................................    (3,909,883)
Accumulated net investment loss.............................      (733,881)
Accumulated net realized loss...............................    (5,174,796)
                                                              ------------

     NET ASSETS.............................................  $105,901,084
                                                              ------------
                                                              ------------

NET ASSET VALUE PER SHARE,
  11,808,425 SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED
  OF $.01 PAR VALUE)........................................
                                                                     $8.97
                                                              ------------
                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INTERNATIONAL SMALLCAP FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1995 (UNAUDITED)

NET INVESTMENT INCOME:

INCOME
Dividends (net of $108,971 foreign withholding tax).........  $   826,858
Interest....................................................      117,924
                                                              -----------

     TOTAL INCOME...........................................      944,782
                                                              -----------

EXPENSES
Investment management fee...................................      636,892
Plan of distribution fee....................................      509,513
Transfer agent fees and expenses............................      103,970
Professional fees...........................................       43,548
Shareholder reports and notices.............................       37,700
Custodian fees..............................................       29,071
Registration fees...........................................       26,438
Organizational expenses.....................................       17,329
Trustees' fees and expenses.................................       10,685
Other.......................................................        3,560
                                                              -----------

     TOTAL EXPENSES.........................................    1,418,706
                                                              -----------

     NET INVESTMENT LOSS....................................     (473,924)
                                                              -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
    Investments.............................................   (4,204,287)
    Foreign exchange transactions...........................    4,216,697
                                                              -----------

     TOTAL GAIN.............................................       12,410
                                                              -----------
Net change in unrealized depreciation on:
    Investments.............................................    5,200,645
    Translation of forward foreign currency contracts, other
      assets and liabilities denominated in foreign
      currencies............................................      (16,985)
                                                              -----------

     TOTAL APPRECIATION.....................................    5,183,660
                                                              -----------

     NET GAIN...............................................    5,196,070
                                                              -----------

NET INCREASE................................................  $ 4,722,146
                                                              -----------
                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INTERNATIONAL SMALLCAP FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                 FOR THE SIX
                                                                MONTHS ENDED          FOR THE PERIOD
                                                              NOVEMBER 30, 1995   JULY 29, 1994* THROUGH
                                                                 (UNAUDITED)           MAY 31, 1995
--------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss.........................................    $   (473,924)          $   (879,196)
Net realized gain (loss)....................................          12,410             (5,262,428)
Net change in unrealized depreciation.......................       5,183,660             (9,093,543)
                                                              -----------------   ----------------------

     NET INCREASE (DECREASE)................................       4,722,146            (15,235,167)
Net increase from transactions in shares of beneficial
  interest..................................................       7,449,659            108,864,446
                                                              -----------------   ----------------------

     TOTAL INCREASE.........................................      12,171,805             93,629,279

NET ASSETS:
Beginning of period.........................................      93,729,279                100,000
                                                              -----------------   ----------------------

     END OF PERIOD
    (INCLUDING ACCUMULATED NET INVESTMENT LOSSES OF $733,881
    AND $259,957, RESPECTIVELY).............................    $105,901,084           $ 93,729,279
                                                              -----------------   ----------------------
                                                              -----------------   ----------------------

---------------------
* Commencement of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1995 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter International SmallCap Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund was organized as a Massachusetts business trust on April 21, 1994 and had no operations other than those relating to organizational matters and the issuance of 10,000 shares of beneficial interest for $100,000 to Dean Witter InterCapital Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on July 29, 1994.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by the Trustees); (2) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they will be valued at the mean between their latest bid and asked price;
(3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (4) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1995 (UNAUDITED) CONTINUED

C. OPTION ACCOUNTING PRINCIPLES -- When the Fund writes a call option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the premium originally received.

When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currencies gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1995 (UNAUDITED) CONTINUED

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $172,000 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays a management fee, accrued daily and payable monthly, by applying the annual rate of 1.25% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

Under a Sub-Advisory Agreement between Morgan Grenfell Investment Services Limited (the "Sub-Advisor") and the Investment Manager, the Sub-Advisor provides the Fund with investment advice

DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1995 (UNAUDITED) CONTINUED

and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor monthly compensation equal to 40% of its monthly compensation.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act pursuant to which the Fund pays the Distributor compensation, accrued daily and payable monthly, at an annual rate of 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Fund's shares since the Fund's inception (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Fund's shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived; or (b) the Fund's average daily net assets. Amounts paid under the Plan are paid to the Distributor to compensate it for the services provided and the expenses borne by it and others in the distribution of the Fund's shares, including the payment of commissions for sales of the Fund's shares and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other employees or selected dealers who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses, printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may be compensated under the Plan for its opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses incurred by the Distributor.

Provided that the Plan continues in effect, any cumulative expenses incurred but not yet recovered, may be recovered through future distribution fees from the Fund and contingent deferred sales charges from the Fund's shareholders.

The Distributor has informed the Fund that for the six months ended November 30, 1995, it received approximately $311,174 in contingent deferred sales charges from certain redemptions of the Fund's shares. The Fund's shareholders pay such charges which are not an expense of the Fund.

DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1995 (UNAUDITED) CONTINUED

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 1995 aggregated $42,161,085 and $24,413,438, respectively.

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At November 30, 1995, the Fund had transfer agent fees and expenses payable of approximately $22,855.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE SIX                  FOR THE PERIOD
                                                                           MONTHS ENDED                 JULY 29, 1994*
                                                                        NOVEMBER 30, 1995            THROUGH MAY 31, 1995
                                                                   ----------------------------   --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
Sold.............................................................    2,860,942   $   25,541,278    12,935,998   $126,064,242
Repurchased......................................................   (2,032,805)     (18,091,619)   (1,965,709)   (17,199,796)
                                                                   -----------   --------------   -----------   ------------
Net increase.....................................................      828,137   $    7,449,659    10,970,289   $108,864,446
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

---------------------
* Commencement of operations.

6. FEDERAL INCOME TAX STATUS

Capital and foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital and foreign currency losses of approximately $3,935,000 and $1,232,000, respectively, during fiscal 1995. As of May 31, 1995, the Fund had temporary book/ tax differences primarily attributable to post-October losses and permanent book/tax differences primarily attributable to foreign currency losses and a net operating loss.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. The Fund may also purchase put options on foreign currencies in which the securities are denominated to hedge against adverse foreign currency and market risk.

DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 1995 (UNAUDITED) CONTINUED

At November 30, 1995, there were no outstanding forward contracts other than those used to facilitate settlement of foreign currency denominated portfolio transactions.

Forward contracts and purchased put options on foreign currency involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts and over-the-counter purchased put options from the potential inability of the counterparties to meet the terms of their contracts.

DEAN WITTER INTERNATIONAL SMALLCAP FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                       FOR THE SIX
                                       MONTHS ENDED      FOR THE PERIOD
                                       NOVEMBER 30,      JULY 29, 1994*
                                           1995             THROUGH
                                       (UNAUDITED)        MAY 31, 1995
------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of
 period............................      $  8.54            $ 10.00
                                          ------             ------

Net investment loss................        (0.04)             (0.08)
Net realized and unrealized gain
 (loss)............................         0.47              (1.38)
                                          ------             ------

Total from investment operations...         0.43              (1.46)
                                          ------             ------

Net asset value, end of period.....      $  8.97            $  8.54
                                          ------             ------
                                          ------             ------

TOTAL INVESTMENT RETURN+...........         4.92% (1)        (14.60)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses...........................         2.78% (2)          2.90% (2)

Net investment loss................        (0.93)%(2)         (1.12)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands.........................          $105,901            $93,729

Portfolio turnover rate............           22% (1)            41% (1)

---------------------
 *   Commencement of operations.
 +   Does not reflect the deduction of sales charge.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Jack F. Bennett
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Paul Kolton
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Sheldon Curtis
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048


SUB-ADVISOR

Morgan Grenfell Investment Services Limited


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


DEAN WITTER INTERNATIONAL SMALLCAP FUND


[Graphic]


SEMIANNUAL REPORT
NOVEMBER 30, 1995